UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Zevin Asset Management LLC
                       Address:           50 Congress Street
	                                Suite 1040
                   	              Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 Chairman
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         February 9, 2012
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   67
Form 13F Information Table Value Total:   143474

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Cra Qualified Investment Fund  MF                              127 11424.0590SH      SOLE               11424.0590
John Hancock Strategic Inc     MF                               78 12233.1440SH      SOLE               12233.1440
Oppenheimer Intl Bond Fund     MF                              136 22023.7820SH      SOLE               22023.7820
Selected Amer Shares Inc       MF                              260 6584.0490SH       SOLE                6584.0490
TRowe Pr Tax Free Income       MF                              172 17012.8310SH      SOLE               17012.8310
Vanguard NY Longterm Exempt Fu MF                              169 14802.5540SH      SOLE               14802.5540
3m Company Com                 COM              88579y101      937    11470 SH       SOLE                    11470
AT&T Inc                       COM              00206r102     6299   208313 SH       SOLE                   208313
Abbott Laboratories            COM              002824100      395     7028 SH       SOLE                     7028
Airgas Inc.                    COM              009363102     4889    62613 SH       SOLE                    62613
Ametek Inc                     COM                             385     9150 SH       SOLE                     9150
Amgen Inc Com                  COM              031162100      238     3700 SH       SOLE                     3700
Apple Inc                      COM              037833100     6364    15713 SH       SOLE                    15713
Auto Data Processing           COM              053015103     1199    22200 SH       SOLE                    22200
Bemis Co Inc                   COM              081437105     1860    61819 SH       SOLE                    61819
Berkshire Hathawayinc   Del Cl COM              084670702      380     4985 SH       SOLE                     4985
Bp Plc          Spon Adr       COM              055622104      474    11086 SH       SOLE                    11086
Cameron Intl Corp              COM              13342B105      505    10273 SH       SOLE                    10273
Celgene Corp  Com              COM              151020104     3101    45867 SH       SOLE                    45867
CenterPoint Energy Inc.        COM                            3903   194285 SH       SOLE                   194285
Chevron Corporation            COM              166764100      935     8792 SH       SOLE                     8792
Coca Cola Company              COM              191216100      288     4122 SH       SOLE                     4122
Colgate Palmolive              COM              194162103     1538    16649 SH       SOLE                    16649
Companhia Energ De   Adr       COM              204409601     2875   161600 SH       SOLE                   161600
Copa Holdings S A Cl A         COM              p31076105     2940    50111 SH       SOLE                    50111
Costco Whsl Corp New           COM              22160K105      206     2476 SH       SOLE                     2476
Cpfl Energia S A Adr           COM              126153105     2986   105838 SH       SOLE                   105838
Ctrip.Com Intl Ltd   Adr       COM              22943f100      857    36624 SH       SOLE                    36624
Darden Restaurants Inc         COM              237194105     2701    59255 SH       SOLE                    59255
Du Pont Ie De Nours            COM              263534109      699    15270 SH       SOLE                    15270
Emerson Elec Co                COM              291011104     7816   167762 SH       SOLE                   167762
Exxon Mobil Corp     Com       COM              30231g102     3447    40665 SH       SOLE                    40665
Fanuc 6954   sedol# 6356934 JP COM              j13440102      406     2650 SH       SOLE                     2650
Franklin Res Inc               COM              354613101     1125    11716 SH       SOLE                    11716
General Mills Inc              COM              370334104      462    11445 SH       SOLE                    11445
Grainger Ww Inc.               COM              384802104     4147    22153 SH       SOLE                    22153
Greif Inc    Cl A              COM              397624107     2040    44777 SH       SOLE                    44777
Hubbell Inc Cl B Par .01       COM              443510201     1972    29489 SH       SOLE                    29489
Int'l Business Machines Corp   COM              459200101    11686    63553 SH       SOLE                    63553
Johnson And Johnson  Com       COM              478160104     1438    21931 SH       SOLE                    21931
Mc Donalds Corp                COM              580135101      718     7161 SH       SOLE                     7161
Mercadolibre Inc.              COM              58733r102     4058    51017 SH       SOLE                    51017
Nestle S A Reg B Adr F 1 Adr R COM              641069406      210     3646 SH       SOLE                     3646
Novo-Nordisk A/S Sedol# 707752 COM              k7314n152     1262    10950 SH       SOLE                    10950
Pepsico Incorporated           COM              713448108      353     5325 SH       SOLE                     5325
Pfizer Incorporated            COM              717081103      291    13429 SH       SOLE                    13429
Praxair Inc                    COM              74005p104     5404    50552 SH       SOLE                    50552
Procter & Gamble Co            COM              742718109     1225    18360 SH       SOLE                    18360
Range Resources Corp           COM              75281A109     1525    24624 SH       SOLE                    24624
Rock Tenn Co        Cl A       COM              772739207     2053    35575 SH       SOLE                    35575
Rogers Communications  B       COM              775109200     3341    86756 SH       SOLE                    86756
Rogers Communications Toronto  COM                            1291    33655 SH       SOLE                    33655
Sigma Aldrich Corp             COM              826552101     1866    29869 SH       SOLE                    29869
Spectra Energy                 COM                            7012   228033 SH       SOLE                   228033
Statoil Asa Shs                COM              85771p102     3789   147944 SH       SOLE                   147944
Stryker Corp                   COM              863667101      261     5260 SH       SOLE                     5260
Sysco Corp Com                 COM              871829107      334    11400 SH       SOLE                    11400
Telstra Ltd sedol 6087289AU    COM              6087289au     5305  1554250 SH       SOLE                  1554250
Tiffany & Co.                  COM              886547108      497     7500 SH       SOLE                     7500
Tjx Cos Inc New                COM              872540109     6483   100432 SH       SOLE                   100432
Truworths Intl Ltd sedol# 6113 COM              s8793h130     2900   317035 SH       SOLE                   317035
Unilever N V Ny Shs Newf N Y R COM              904784709      282     8200 SH       SOLE                     8200
Unilever Plc                   COM              904767704      239     7120 SH       SOLE                     7120
Varian Med Sys Inc             COM                             201     3000 SH       SOLE                     3000
Vodafone Grop Plc Sp Adr       COM              92857w209    10135   361572 SH       SOLE                   361572
Danish Krone                                                     3    13050 SH       SOLE                    13050
Japanese Yen                                                     1    59836 SH       SOLE                    59836